PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS [abstract]
Disclosure of prepaid expenses and other current assets

17.   PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2017	2018
	RMB	RMB

Other receivables	17,704	26,455
Advances to suppliers	4,901	5,937
Value-added input tax to be deducted	17,926	21,331
Prepaid income tax	398	300
	40,929	54,023